Convertible Debentures (Details) - Schedule of convertible promissory note - Spectrum Global Solutions, Inc. [Member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Convertible Debentures (Details) - Schedule of convertible promissory note [Line Items]
Total	$ 1,002,463	$ 2,837,679
Less: Long-term portion of convertible debentures, net of debt discount		(28,324)
Convertible debentures, current portion, net of debt discount	1,002,463	2,809,355
Convertible Note [Member] | Barn 11 [Member]
Convertible Debentures (Details) - Schedule of convertible promissory note [Line Items]
Total	594,362	594,362
Convertible Note [Member] | SCS, LLC [Member]
Convertible Debentures (Details) - Schedule of convertible promissory note [Line Items]
Total	51,788	38,025
Convertible Note [Member] | GS Capital Partners, LLC [Member]
Convertible Debentures (Details) - Schedule of convertible promissory note [Line Items]
Total	54,500	99,014
Convertible Note [Member] | Crown Bridge Partners, LLC, [Member]
Convertible Debentures (Details) - Schedule of convertible promissory note [Line Items]
Total	39,328	16,352
Convertible Note [Member] | Efrat Investments, LLC [Member]
Convertible Debentures (Details) - Schedule of convertible promissory note [Line Items]
Total
Convertible Note [Member] | SCS, LLC [Member]
Convertible Debentures (Details) - Schedule of convertible promissory note [Line Items]
Total	257,442
Convertible Note [Member] | SCS, LLC [Member]
Convertible Debentures (Details) - Schedule of convertible promissory note [Line Items]
Total	5,043
Convertible Note [Member] | Dominion Capital [Member]
Convertible Debentures (Details) - Schedule of convertible promissory note [Line Items]
Total		1,461,265
Convertible Note [Member] | Michael Roeske [Member]
Convertible Debentures (Details) - Schedule of convertible promissory note [Line Items]
Total		112,488
Convertible Note [Member] | Joel Raven [Member]
Convertible Debentures (Details) - Schedule of convertible promissory note [Line Items]
Total		355,342
Convertible Note [Member] | GS Capital Partners, LLC [Member]
Convertible Debentures (Details) - Schedule of convertible promissory note [Line Items]
Total		98,181
Convertible Note [Member] | Power Up Lending Group LTD One [Member]
Convertible Debentures (Details) - Schedule of convertible promissory note [Line Items]
Total		34,326
Convertible Note [Member] | Power Up Lending Group LTD Two [Member]
Convertible Debentures (Details) - Schedule of convertible promissory note [Line Items]
Total		15,449
Convertible Note [Member] | Power Up Lending Group LTD [Member]
Convertible Debentures (Details) - Schedule of convertible promissory note [Line Items]
Total		$ 12,875